UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22732

HORIZONS ETF TRUST I
 (Exact name of registrant as specified in charter)

c/o Horizons ETFs Management (US) LLC
625 Madison Avenue, 3rd Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)

Garrett Paolella
President/Chief Executive Officer
c/o Horizons ETFs Management (US) LLC
625 Madison Avenue, 3rd Floor
New York, New York 10022
 (Name and address of agent for service)

(203) 439-6700
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

The Portfolio(s) of Investments is attached herewith.

Portfolio of Investments - Horizons NASDAQ 100® Covered Call ETF
January 31, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 101.1% †
Consumer Discretionary - 22.3%
Amazon.com, Inc. *	10,577	$15,346,064
Charter Communications, Inc. Class A *	5,454	2,057,521
Comcast Corp. Class A	102,222	4,347,502
Ctrip.com International Ltd. (a)*	9,743	455,778
DISH Network Corp. *	4,873	228,544
Dollar Tree, Inc. *	5,090	585,350
Expedia, Inc.	2,952	377,885
Hasbro, Inc.	2,694	254,772
JD.Com, Inc. (a)*	20,136	991,295
Liberty Global PLC Class A *	4,866	181,891
Liberty Global PLC Class C *	13,365	477,932
Liberty Interactive Corp QVC Group *	9,244	259,664
Liberty Ventures *	1,723	101,536
Marriott International, Inc. Class A	7,995	1,177,983
Netflix, Inc. *	9,452	2,554,876
O'Reilly Automotive, Inc. *	1,869	494,706
Priceline Group, Inc. *	1,078	2,061,190
Ross Stores, Inc.	8,466	697,514
Sirius XM Holdings, Inc.	103,105	629,972
Starbucks Corp.	31,182	1,771,449
Tesla Motors, Inc. *	3,682	1,304,569
Twenty-First Century Fox, Inc. Class A	22,975	847,777
Twenty-First Century Fox, Inc. Class B	17,299	631,240
Ulta Beauty, Inc. *	1,360	302,056
Wynn Resorts Ltd.	2,208	365,623
		38,504,689

Consumer Staples - 4.6%
Costco Wholesale Corp.	9,606	1,871,921
Kraft Heinz Co.	26,588	2,084,233
Mondelez International, Inc.	32,761	1,454,589
Monster Beverage Corp. *	12,377	844,483
Walgreens Boots Alliance, Inc.	21,724	1,634,948
		7,890,174

Health Care - 10.1%
Alexion Pharmaceuticals, Inc. *	4,872	581,327
Align Technology, Inc. *	1,768	463,216
Amgen, Inc.	15,911	2,960,242
Biogen, Inc. *	4,634	1,611,751
BioMarin Pharmaceutical, Inc. *	3,766	339,806
Celgene Corp. *	17,124	1,732,264
Cerner Corp. *	7,340	507,414

DENTSPLY SIRONA, Inc.	5,016	305,023
Express Scripts Holding Co. *	12,426	983,891
Gilead Sciences, Inc.	28,747	2,408,999
Henry Schein, Inc. *	3,495	264,502
Hologic, Inc. *	6,003	256,328
IDEXX Laboratories, Inc. *	1,887	352,944
Illumina, Inc. *	3,157	734,444
Incyte Corp. *	4,475	404,048
Intuitive Surgical, Inc. *	2,459	1,061,476
Mylan NV *	11,589	496,589
Regeneron Pharmaceuticals, Inc. *	2,318	849,895
Shire PLC (a)	1,737	243,249
Vertex Pharmaceuticals, Inc. *	5,452	909,775
		17,467,183

Industrials - 2.1%
American Airlines Group, Inc.	10,805	586,928
Cintas Corp.	2,241	377,496
CSX Corp.	19,607	1,113,089
Fastenal Co.	6,217	341,686
JB Hunt Transport Services, Inc.	2,462	297,484
PACCAR, Inc.	7,592	566,060
Verisk Analytics, Inc. *	3,619	362,081
		3,644,824

Information Technology - 61.1%
Activision Blizzard, Inc.	16,407	1,216,251
Adobe Systems, Inc. *	10,785	2,154,412
Alphabet, Inc. Class A *	6,552	7,745,905
Alphabet, Inc. Class C *	7,656	8,957,061
Analog Devices, Inc.	8,036	738,348
Apple, Inc.	112,524	18,839,893
Applied Materials, Inc.	23,463	1,258,321
ASML Holding NV (a)*	1,573	319,256
Autodesk, Inc. *	4,865	562,491
Automatic Data Processing, Inc.	9,885	1,222,083
Baidu, Inc. (a)*	6,147	1,517,817
Broadcom Ltd.	8,935	2,216,148
CA, Inc.	9,008	322,937
Cadence Design Systems, Inc. *	6,184	277,414
Check Point Software Technologies Ltd. *	3,666	379,101
Cisco Systems, Inc.	108,338	4,500,361
Citrix Systems, Inc. *	3,337	309,540
Cognizant Technology Solutions Class A	12,910	1,006,722
eBay, Inc. *	22,906	929,525
Electronic Arts, Inc. *	6,697	850,251
Facebook, Inc. Class A *	52,265	9,767,806
Fiserv, Inc. *	4,637	653,075
Intel Corp.	102,564	4,937,431

Intuit, Inc.	5,520	926,808
KLA-Tencor Corp.	3,341	366,842
Lam Research Corp.	3,549	679,704
Maxim Integrated Products, Inc.	6,183	377,163
MercadoLibre, Inc.	941	364,261
Microchip Technology, Inc.	5,017	477,719
Micron Technology, Inc. *	25,259	1,104,323
Microsoft Corp.	169,035	16,060,015
NetEase, Inc. (a)	1,677	536,908
NVIDIA Corp.	13,277	3,263,487
Paychex, Inc.	7,785	531,326
Paypal Holdings, Inc. *	26,115	2,228,132
QUALCOMM, Inc.	32,427	2,213,143
Seagate Technology PLC	6,418	354,274
Skyworks Solutions, Inc.	4,120	400,505
Symantec Corp.	13,172	358,674
Synopsys, Inc. *	3,294	305,057
Take-Two Interactive Software, Inc. *	2,511	318,068
Texas Instruments, Inc.	21,759	2,386,310
Western Digital Corp.	6,378	567,514
Workday, Inc. *	3,004	360,150
Xilinx, Inc.	5,504	401,902
		105,264,434

Telecommunication Services - 0.9%
T-Mobile US, Inc. *	18,076	1,176,748
Vodafone Group PLC (a)	10,182	328,064
		1,504,812

TOTAL COMMON STOCKS
(Cost $137,489,400)		174,276,116

TOTAL INVESTMENTS - 101.1%
(Cost $137,489,400)		174,276,116
Liabilities in Excess of Other Assets - (1.1%)		(1,823,375)
Total Net Assets - 100.0%		$172,452,741

†	All of these securities have been segregated as collateral for written options contracts. The aggregate market value of collateral at January 31, 2018 was $174,276,116.
*	Non-income producing security.
(a)	American Depositary Receipt

Glossary:
Ltd. - Private Limited Company
PLC - Public Limited Company

Horizons NASDAQ 100® Covered Call ETF
Schedule of Written Call Options

Number of Contracts		Notional Value	Fair Value
Written Call Options - (2.9)%
(250)	NASDAQ 100® Index, Strike @ $6,810, Exp 2/16/2018	$(173,749,675)	$(4,922,500)
	Total Written Call Options (Premiums Received $2,942,294)		$(4,922,500)

Sector Allocation
(as of January 31, 2018)
Information Technology	61.1%
Consumer Discretionary	22.3
Health Care	10.1
Consumer Staples	4.6
Industrials	2.1
Telecommunication Services	0.9
Total Investments	101.1
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Percentages indicated are based upon net assets.

Portfolio of Investments - Horizons S&P 500® Covered Call ETF
January 31, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 97.8% †
Consumer Discretionary - 12.3%
Advance Auto Parts, Inc.	200	$23,398
Amazon.com, Inc. *	1,075	1,559,707
Aptiv PLC	720	68,314
AutoZone, Inc. *	75	57,408
Best Buy Co., Inc.	716	52,311
BorgWarner, Inc.	535	30,099
CarMax, Inc. *	495	35,328
Carnival Corp.	1,100	78,771
CBS Corp. Class B	982	56,573
Charter Communications, Inc. Class A *	543	204,847
Chipotle Mexican Grill, Inc. *	69	22,408
Comcast Corp. Class A	12,675	539,068
Darden Restaurants, Inc.	338	32,397
Discovery Communications, Inc. Class A *	415	10,404
Discovery Communications, Inc. Class C *	549	13,099
DISH Network Corp. *	614	28,797
Dollar General Corp.	702	72,390
Dollar Tree, Inc. *	649	74,635
DR Horton, Inc.	918	45,028
Expedia, Inc.	330	42,243
Foot Locker, Inc.	335	16,465
Ford Motor Co.	10,539	115,613
Gap, Inc.	593	19,711
Garmin Ltd.	300	18,882
General Motors Co.	3,534	149,877
Genuine Parts Co.	396	41,212
Goodyear Tire & Rubber Co.	678	23,608
H&R Block, Inc.	564	14,969
Hanesbrands, Inc.	983	21,351
Harley-Davidson, Inc.	460	22,292
Hasbro, Inc.	307	29,033
Hilton Worldwide Holdings, Inc.	551	47,193
Home Depot, Inc.	3,176	638,058
Interpublic Group of Cos., Inc.	1,060	23,203
Kohl's Corp.	463	29,988
L Brands, Inc.	674	33,761
Leggett & Platt, Inc.	357	16,604
Lennar Corp.	549	34,400
LKQ Corp. *	833	35,011
Lowe's Cos., Inc.	2,275	238,261
Macy's, Inc.	821	21,305

Marriott International, Inc. Class A	843	124,208
Mattel, Inc.	924	14,636
McDonald's Corp.	2,183	373,599
MGM Resorts International	1,395	50,848
Michael Kors Holdings Ltd. *	409	26,994
Mohawk Industries, Inc. *	171	48,061
Netflix, Inc. *	1,164	314,629
Newell Brands, Inc.	1,322	34,954
News Corp. Class A	1,030	17,623
News Corp. Class B	328	5,724
NIKE, Inc. Class B	3,541	241,567
Nordstrom, Inc.	314	15,483
Norwegian Cruise Line Holdings Ltd. *	480	29,155
Omnicom Group, Inc.	623	47,753
O'Reilly Automotive, Inc. *	238	62,996
Priceline Group, Inc. *	132	252,391
PulteGroup, Inc.	748	23,809
PVH Corp.	209	32,412
Ralph Lauren Corp.	150	17,146
Ross Stores, Inc.	1,050	86,509
Royal Caribbean Cruises Ltd.	464	61,967
Scripps Networks Interactive, Inc. Class A	259	22,789
Signet Jewelers Ltd.	164	8,676
Starbucks Corp.	3,892	221,105
Tapestry, Inc.	762	35,844
Target Corp.	1,472	110,724
Tiffany & Co.	275	29,329
Time Warner, Inc.	2,096	199,854
TJX Cos., Inc.	1,715	137,749
Tractor Supply Co.	342	26,077
TripAdvisor, Inc. *	292	10,124
Twenty-First Century Fox, Inc. Class A	2,837	104,685
Twenty-First Century Fox, Inc. Class B	1,202	43,861
Ulta Beauty, Inc. *	158	35,092
Under Armour, Inc. Class A *	500	6,930
Under Armour, Inc. Class C *	502	6,451
VF Corp.	881	71,484
Viacom, Inc. Class B	950	31,749
Walt Disney Co.	3,954	429,681
Whirlpool Corp.	197	35,740
Wyndham Worldwide Corp.	277	34,384
Wynn Resorts Ltd.	217	35,933
Yum! Brands, Inc.	929	78,584
		8,237,331

Consumer Staples - 7.7%
Altria Group, Inc.	5,170	363,658

Archer-Daniels-Midland Co.	1,516	65,112
Brown-Forman Corp. Class B	528	36,590
Campbell Soup Co.	524	24,392
Church & Dwight Co., Inc.	674	32,925
Clorox Co.	349	49,450
Coca-Cola Co.	10,345	492,319
Colgate-Palmolive Co.	2,375	176,320
ConAgra Brands, Inc.	1,121	42,598
Constellation Brands, Inc. Class A	464	101,834
Costco Wholesale Corp.	1,182	230,336
Coty, Inc.	1,272	24,944
CVS Health Corp.	2,740	215,611
Dr. Pepper Snapple Group, Inc.	490	58,481
Estee Lauder Cos., Inc. Class A	603	81,381
General Mills, Inc.	1,555	90,952
Hershey Co.	381	42,036
Hormel Foods Corp.	726	24,924
JM Smucker Co.	307	38,955
Kellogg Co.	671	45,702
Kimberly-Clark Corp.	952	111,384
Kraft Heinz Co.	1,609	126,129
Kroger Co.	2,419	73,441
McCormick & Co., Inc.	321	34,915
Molson Coors Brewing Co. Class B	499	41,926
Mondelez International, Inc.	4,063	180,397
Monster Beverage Corp. *	1,118	76,281
PepsiCo, Inc.	3,850	463,155
Philip Morris International, Inc.	4,185	448,758
Procter & Gamble Co.	6,872	593,328
Sysco Corp.	1,309	82,297
Tyson Foods, Inc. Class A	780	59,366
Walgreens Boots Alliance, Inc.	2,340	176,108
Wal-Mart Stores, Inc.	3,945	420,537
		5,126,542

Energy - 5.8%
Anadarko Petroleum Corp.	1,511	90,736
Andeavor	389	42,074
Apache Corp.	1,027	46,082
Baker Hughes a GE Co.	1,154	37,101
Cabot Oil & Gas Corp.	1,247	32,858
Chesapeake Energy Corp. *	2,448	8,568
Chevron Corp.	5,106	640,037
Cimarex Energy Co.	257	28,835
Concho Resources, Inc. *	401	63,133
ConocoPhillips	3,279	192,838
Devon Energy Corp.	1,418	58,663

EOG Resources, Inc.	1,556	178,940
EQT Corp.	647	35,126
Exxon Mobil Corp.	11,466	1,000,982
Halliburton Co.	2,339	125,604
Helmerich & Payne, Inc.	293	21,105
Hess Corp.	728	36,771
Kinder Morgan, Inc.	5,174	93,029
Marathon Oil Corp.	2,291	41,673
Marathon Petroleum Corp.	1,365	94,554
National Oilwell Varco, Inc.	1,025	37,597
Newfield Exploration Co. *	537	17,001
Noble Energy, Inc.	1,312	40,042
Occidental Petroleum Corp.	2,061	154,513
ONEOK, Inc.	1,025	60,332
Phillips 66	1,158	118,579
Pioneer Natural Resources Co.	458	83,773
Range Resources Corp.	609	8,678
Schlumberger Ltd.	3,745	275,557
TechnipFMC PLC	1,184	38,433
Valero Energy Corp.	1,191	114,300
Williams Cos., Inc.	2,228	69,937
		3,887,451

Financials - 14.7%
Affiliated Managers Group, Inc.	151	30,144
Aflac, Inc.	1,065	93,933
Allstate Corp.	975	96,301
American Express Co.	1,977	196,514
American International Group, Inc.	2,434	155,581
Ameriprise Financial, Inc.	405	68,323
Aon PLC	686	97,529
Arthur J Gallagher & Co.	486	33,204
Assurant, Inc.	146	13,356
Bank of America Corp.	26,441	846,112
Bank of New York Mellon Corp.	2,785	157,910
BB&T Corp.	2,178	120,204
Berkshire Hathaway, Inc. Class B *	5,256	1,126,781
BlackRock, Inc. Class A	335	188,203
Brighthouse Financial, Inc. *	259	16,643
Capital One Financial Corp.	1,303	135,460
CBOE Holdings, Inc.	304	40,855
Charles Schwab Corp.	3,237	172,662
Chubb Ltd.	1,254	195,812
Cincinnati Financial Corp.	402	30,914
Citigroup, Inc.	7,342	576,200
Citizens Financial Group, Inc.	1,350	61,965
CME Group, Inc.	916	140,588

Comerica, Inc.	475	45,230
Discover Financial Services, Inc. Class A	1,004	80,119
E*TRADE Financial Corp. *	742	39,103
Everest Re Group Ltd.	111	25,508
Fifth Third Bancorp	1,986	65,737
Franklin Resources, Inc.	887	37,618
Goldman Sachs Group, Inc.	970	259,853
Hartford Financial Services Group, Inc.	982	57,702
Huntington Bancshares Inc.	2,937	47,521
Intercontinental Exchange, Inc.	1,587	117,184
Invesco Ltd.	1,097	39,635
JPMorgan Chase & Co.	9,482	1,096,783
KeyCorp	2,931	62,723
Leucadia National Corp.	853	23,091
Lincoln National Corp.	598	49,514
Loews Corp.	745	38,479
M&T Bank Corp.	409	78,029
Marsh & McLennan Cos., Inc.	1,381	115,341
MetLife, Inc.	2,864	137,672
Moody's Corp.	449	72,644
Morgan Stanley	3,811	215,512
Nasdaq, Inc.	315	25,487
Navient Corp.	739	10,531
Northern Trust Corp.	578	60,915
People's United Financial, Inc.	928	18,254
PNC Financial Services Group, Inc.	1,292	204,162
Principal Financial Group, Inc.	725	49,010
Progressive Corp.	1,568	84,829
Prudential Financial, Inc.	1,151	136,762
Raymond James Financial, Inc.	347	33,447
Regions Financial Corp.	3,222	61,959
S&P Global, Inc.	694	125,683
State Street Corp.	1,008	111,051
SunTrust Banks, Inc.	1,296	91,627
Synchrony Financial	2,015	79,955
T. Rowe Price Group, Inc.	649	72,448
Torchmark Corp.	292	26,528
Travelers Cos., Inc.	745	111,690
Unum Group	608	32,340
US Bancorp	4,282	244,673
Wells Fargo & Co.	12,039	791,925
Willis Towers Watson PLC	362	58,090
XL Group Ltd.	696	25,641
Zions Bancorporation	555	29,987
		9,787,186

Health Care - 13.6%
Abbott Laboratories	4,682	291,033
AbbVie, Inc.	4,296	482,097
Aetna, Inc.	894	167,017
Agilent Technologies, Inc.	866	63,590
Alexion Pharmaceuticals, Inc. *	601	71,711
Align Technology, Inc. *	195	51,090
Allergan PLC	901	162,414
AmerisourceBergen Corp.	437	43,556
Amgen, Inc.	1,967	365,960
Anthem, Inc.	708	175,478
Baxter International, Inc.	1,350	97,240
Becton Dickinson and Co.	713	173,216
Biogen, Inc. *	571	198,600
Boston Scientific Corp. *	3,699	103,424
Bristol-Myers Squibb Co.	4,420	276,692
Cardinal Health, Inc.	853	61,237
Celgene Corp. *	2,109	213,346
Centene Corp. *	465	49,867
Cerner Corp. *	850	58,761
Cigna Corp.	678	141,261
Cooper Cos., Inc.	132	32,296
Danaher Corp.	1,648	166,909
DaVita, Inc. *	412	32,152
DENTSPLY SIRONA, Inc.	619	37,641
Edwards Lifesciences Corp. *	570	72,151
Eli Lilly & Co.	2,611	212,666
Envision Healthcare Corp. *	326	11,733
Express Scripts Holding Co. *	1,573	124,550
Gilead Sciences, Inc.	3,520	294,976
HCA Healthcare, Inc.	779	78,804
Henry Schein, Inc. *	428	32,391
Hologic, Inc. *	756	32,281
Humana, Inc.	390	109,914
IDEXX Laboratories, Inc. *	236	44,141
Illumina, Inc. *	394	91,660
Incyte Corp. *	463	41,804
Intuitive Surgical, Inc. *	301	129,933
IQVIA Holdings, Inc. *	409	41,796
Johnson & Johnson	7,370	1,018,460
Laboratory Corp. of America Holdings *	275	47,988
McKesson Corp.	567	95,755
Medtronic PLC	3,650	313,499
Merck & Co., Inc.	7,576	448,878
Mettler-Toledo International, Inc. *	70	47,268
Mylan NV *	1,445	61,918
Patterson Cos., Inc.	223	8,003

PerkinElmer, Inc.	298	23,888
Perrigo Co. PLC	358	32,442
Pfizer, Inc.	15,990	592,270
Quest Diagnostics, Inc.	368	38,942
Regeneron Pharmaceuticals, Inc. *	207	75,897
ResMed, Inc.	384	38,703
Stryker Corp.	867	142,517
Thermo Fisher Scientific, Inc.	1,079	241,815
UnitedHealth Group, Inc.	2,605	616,812
Universal Health Services, Inc. Class B	239	29,039
Varian Medical Systems, Inc. *	248	31,620
Vertex Pharmaceuticals, Inc. *	679	113,305
Waters Corp. *	216	46,572
Zimmer Biomet Holdings, Inc.	546	69,408
Zoetis, Inc.	1,323	101,514
		9,071,901

Industrials - 10.0%
3M Co.	1,609	403,055
Acuity Brands, Inc.	114	17,606
Alaska Air Group, Inc.	334	21,954
Allegion PLC	256	22,044
American Airlines Group, Inc.	1,169	63,500
AMETEK, Inc.	623	47,535
AO Smith Corp.	395	26,378
Arconic, Inc.	1,139	34,238
Boeing Co.	1,498	530,846
C.H. Robinson Worldwide, Inc.	378	34,572
Caterpillar, Inc.	1,593	259,309
Cintas Corp.	230	38,744
CSX Corp.	2,461	139,711
Cummins, Inc.	425	79,900
Deere & Co.	863	143,620
Delta Air Lines, Inc.	1,796	101,959
Dover Corp.	420	44,608
Eaton Corp PLC	1,200	100,764
Emerson Electric Co.	1,725	124,597
Equifax, Inc.	325	40,602
Expeditors International of Washington, Inc.	487	31,631
Fastenal Co.	776	42,649
FedEx Corp.	666	174,812
Flowserve Corp.	352	15,953
Fluor Corp.	377	22,884
Fortive Corp.	822	62,488
Fortune Brands Home & Security, Inc.	415	29,436
General Dynamics Corp.	750	166,860
General Electric Co.	23,330	377,246

Honeywell International, Inc.	2,054	327,962
Huntington Ingalls Industries, Inc.	123	29,217
IHS Markit Ltd. *	979	46,728
Illinois Tool Works, Inc.	835	145,014
Ingersoll-Rand PLC	684	64,727
Jacobs Engineering Group, Inc.	325	22,575
JB Hunt Transport Services, Inc.	230	27,791
Johnson Controls International PLC	2,513	98,334
Kansas City Southern	285	32,242
L3 Technologies, Inc.	211	44,829
Lockheed Martin Corp.	675	239,524
Masco Corp.	859	38,363
Nielsen Holdings PLC	905	33,856
Norfolk Southern Corp.	776	117,083
Northrop Grumman Corp.	470	160,049
PACCAR, Inc.	948	70,683
Parker-Hannifin Corp.	360	72,511
Pentair PLC	446	31,889
Quanta Services, Inc. *	408	15,704
Raytheon Co.	782	163,391
Republic Services, Inc. Class A	618	42,518
Robert Half International, Inc.	340	19,679
Rockwell Automation, Inc.	347	68,460
Rockwell Collins, Inc.	438	60,659
Roper Technologies, Inc.	275	77,162
Snap-on, Inc.	155	26,553
Southwest Airlines Co.	1,484	90,227
Stanley Black & Decker, Inc.	413	68,653
Stericycle, Inc. *	230	17,333
Textron, Inc.	714	41,890
TransDigm Group, Inc.	130	41,198
Union Pacific Corp.	2,157	287,960
United Continental Holdings, Inc. *	698	47,338
United Parcel Service, Inc. Class B	1,856	236,306
United Rentals, Inc. *	228	41,293
United Technologies Corp.	2,035	280,850
Verisk Analytics, Inc. *	419	41,921
Waste Management, Inc.	1,110	98,157
WW Grainger, Inc.	143	38,561
Xylem, Inc.	484	34,974
		6,643,665

Information Technology - 23.7%
Accenture PLC	1,666	267,726
Activision Blizzard, Inc.	2,035	150,855
Adobe Systems, Inc. *	1,330	265,681
Advanced Micro Devices, Inc. *	2,169	29,802

Akamai Technologies, Inc. *	463	31,016
Alliance Data Systems Corp.	130	33,366
Alphabet, Inc. Class A *	803	949,323
Alphabet, Inc. Class C *	814	952,331
Amphenol Corp. Class A	824	76,443
Analog Devices, Inc.	991	91,053
ANSYS, Inc. *	229	37,018
Apple, Inc.	13,843	2,317,734
Applied Materials, Inc.	2,875	154,186
Autodesk, Inc. *	591	68,331
Automatic Data Processing, Inc.	1,202	148,603
Broadcom Ltd.	1,097	272,089
CA, Inc.	851	30,508
Cadence Design Systems, Inc. *	755	33,869
Cisco Systems, Inc.	13,474	559,710
Citrix Systems, Inc. *	388	35,991
Cognizant Technology Solutions Class A	1,592	124,144
Corning, Inc.	2,434	75,989
CSRA, Inc.	441	14,676
DXC Technology Co.	768	76,454
eBay, Inc. *	2,683	108,876
Electronic Arts, Inc. *	832	105,631
F5 Networks, Inc. *	172	24,861
Facebook, Inc. Class A *	6,388	1,193,853
Fidelity National Information Services, Inc.	925	94,683
Fiserv, Inc. *	568	79,997
FLIR Systems, Inc.	370	18,948
Gartner, Inc. *	245	33,991
Global Payments, Inc.	411	45,942
Harris Corp.	324	51,639
Hewlett Packard Enterprise Co.	4,426	72,586
HP, Inc.	4,500	104,940
Intel Corp.	12,343	594,192
International Business Machines Corp.	2,408	394,190
Intuit, Inc.	656	110,142
Juniper Networks, Inc.	1,025	26,804
KLA-Tencor Corp.	424	46,555
Lam Research Corp.	438	83,886
Mastercard, Inc. Class A	2,517	425,373
Microchip Technology, Inc.	627	59,703
Micron Technology, Inc. *	3,002	131,247
Microsoft Corp.	20,656	1,962,527
Motorola Solutions, Inc.	439	43,663
NetApp, Inc.	741	45,572
NVIDIA Corp.	1,617	397,459
Oracle Corp.	8,696	448,627
Paychex, Inc.	863	58,900

Paypal Holdings, Inc. *	3,047	259,970
Qorvo, Inc. *	343	24,617
QUALCOMM, Inc.	3,981	271,703
Red Hat, Inc. *	479	62,931
salesforce.com, Inc. *	1,840	209,594
Seagate Technology PLC	775	42,780
Skyworks Solutions, Inc.	496	48,216
Symantec Corp.	1,657	45,120
Synopsys, Inc. *	405	37,507
TE Connectivity Ltd.	952	97,609
Texas Instruments, Inc.	2,669	292,709
Total System Services, Inc.	452	40,165
VeriSign, Inc. *	232	26,661
Visa, Inc.	4,929	612,330
Western Digital Corp.	795	70,739
Western Union Co.	1,250	25,988
Xerox Corp.	576	19,659
Xilinx, Inc.	671	48,996
		15,798,979

Materials - 2.9%
Air Products & Chemicals, Inc.	588	99,002
Albemarle Corp.	298	33,254
Avery Dennison Corp.	239	29,321
Ball Corp.	949	36,328
CF Industries Holdings, Inc.	628	26,652
DowDuPont, Inc.	6,439	486,660
Eastman Chemical Co.	391	38,779
Ecolab, Inc.	702	96,651
FMC Corp.	361	32,970
Freeport-McMoRan, Inc. *	3,626	70,707
International Flavors & Fragrances, Inc.	214	32,164
International Paper Co.	1,113	69,963
LyondellBasell Industries NV Class A	875	104,860
Martin Marietta Materials, Inc.	170	38,789
Monsanto Co.	1,184	144,211
Mosaic Co.	947	25,853
Newmont Mining Corp.	1,438	58,253
Nucor Corp.	861	57,653
Packaging Corp of America	254	31,910
PPG Industries, Inc.	692	82,161
Praxair, Inc.	771	124,509
Sealed Air Corp.	486	23,012
Sherwin-Williams Co.	222	92,598
Vulcan Materials Co.	357	48,338
WestRock Co.	685	45,642
		1,930,240

Real Estate - 2.6%
Alexandria Real Estate Equities, Inc.	252	32,684
American Tower Corp.	1,156	170,741
Apartment Investment & Management Co.	424	17,740
AvalonBay Communities, Inc.	373	63,559
Boston Properties, Inc.	416	51,463
CBRE Group, Inc. *	833	38,060
Crown Castle International Corp.	1,096	123,596
Digital Realty Trust, Inc.	552	61,796
Duke Realty Corp.	959	25,327
Equinix, Inc.	211	96,045
Equity Residential	990	60,994
Essex Property Trust, Inc.	178	41,470
Extra Space Storage, Inc.	339	28,300
Federal Realty Investment Trust	195	23,556
GGP, Inc.	1,683	38,760
HCP, Inc.	1,264	30,437
Host Hotels & Resorts, Inc.	1,995	41,416
Iron Mountain, Inc.	713	24,976
Kimco Realty Corp.	1,148	18,265
Macerich Co.	294	18,984
Mid-America Apartment Communities, Inc.	307	29,279
Prologis, Inc.	1,434	93,368
Public Storage	404	79,087
Realty Income Corp.	739	39,307
Regency Centers Corp.	400	25,164
SBA Communications Corp. *	325	56,713
Simon Property Group, Inc.	838	136,904
SL Green Realty Corp.	267	26,839
UDR, Inc.	722	26,375
Ventas, Inc.	960	53,731
Vornado Realty Trust	465	33,331
Welltower, Inc.	995	59,670
Weyerhaeuser Co.	2,029	76,169
		1,744,106

Telecommunication Services - 1.9%
AT&T, Inc.	16,545	619,610
CenturyLink, Inc.	2,619	46,645
Verizon Communications, Inc.	11,183	604,665
		1,270,920

Utilities - 2.6%
AES Corp.	1,779	20,565
Alliant Energy Corp.	624	24,804
Ameren Corp.	654	37,036
American Electric Power Co., Inc.	1,325	91,133

American Water Works Co., Inc.	481	40,005
CenterPoint Energy, Inc.	1,162	32,745
CMS Energy Corp.	760	34,010
Consolidated Edison, Inc.	835	67,101
Dominion Energy, Inc.	1,731	132,318
DTE Energy Co.	483	51,024
Duke Energy Corp.	1,886	148,051
Edison International	878	54,901
Entergy Corp.	484	38,086
Eversource Energy	854	53,879
Exelon Corp.	2,588	99,664
FirstEnergy Corp.	1,198	39,414
NextEra Energy, Inc.	1,262	199,926
NiSource, Inc.	878	21,669
NRG Energy, Inc.	811	21,094
PG&E Corp.	1,382	58,638
Pinnacle West Capital Corp.	301	24,065
PPL Corp.	1,842	58,705
Public Service Enterprise Group, Inc.	1,364	70,751
SCANA Corp.	385	15,646
Sempra Energy	676	72,346
Southern Co.	2,693	121,481
WEC Energy Group, Inc.	850	54,655
Xcel Energy, Inc.	1,369	62,481
		1,746,193

TOTAL COMMON STOCKS
(Cost $46,000,334)		65,244,514

TOTAL INVESTMENTS - 97.8%
(Cost $46,000,334)		65,244,514
Other Assets in Excess of Liabilities - 2.2%		1,495,913
Total Net Assets - 100.0%		$66,740,427

†	All of these securities have been segregated as collateral for written options contracts. The aggregate market value of collateral at January 31, 2018 was $65,244,514.
*	Non-income producing security.

Glossary:
Ltd. - Private Limited Company
PLC - Public Limited Company

Horizons S&P 500® Covered Call ETF
Schedule of Written Call Options

Number of Contracts		Notional Value	Fair Value
Written Call Options - (0.4)%
(230)	S&P 500® Index, Strike @ $2,860, Exp 2/16/18	$(64,947,630)	$(266,800)
	Total Written Call Options (Premiums Received $125,948)		$(266,800)

Sector Allocation
(as of January 31, 2018)
Information Technology	23.7%
Financials	14.7
Health Care	13.6
Consumer Discretionary	12.3
Industrials	10.0
Consumer Staples	7.7
Energy	5.8
Materials	2.9
Utilities	2.6
Real Estate	2.6
Telecommunication Services	1.9
Total Investments	97.8
Other Assets in Excess of Liabilities	2.2
Net Assets	100.0%

Percentages indicated are based upon net assets.

Portfolio of Investments - Horizons DAX Germany ETF
January 31, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 94.1%
Consumer Discretionary - 16.1%
adidas AG	3,203	$747,352
Bayerische Motoren Werke AG	5,630	645,038
Continental AG	1,906	573,892
Daimler AG	17,795	1,634,454
ProSiebenSat.1 Media SE	3,817	146,407
		3,747,143

Consumer Staples - 0.9%
Beiersdorf AG	1,722	204,865

Financials - 17.0%
Allianz SE	8,101	2,053,684
Commerzbank AG	18,003	297,340
Deutsche Bank AG	28,761	530,054
Deutsche Boerse AG	3,178	409,161
Muenchener Rueckversicherungs-Gesellschaft AG	2,811	663,766
		3,954,005

Health Care - 5.5%
Fresenius Medical Care AG & Co. KGaA	3,714	430,284
Fresenius SE & Co. KGaA	7,028	617,061
Merck KGaA	2,269	248,798
		1,296,143

Industrials - 13.8%
Deutsche Lufthansa AG	8,184	293,011
Deutsche Post AG	16,967	804,671
Siemens AG	13,926	2,119,268
		3,216,950

Information Technology - 10.8%
Infineon Technologies AG	19,751	575,998
SAP SE	17,112	1,936,246
		2,512,244

Materials - 21.8%
BASF SE	15,959	1,875,167
Bayer AG	14,616	1,919,473
HeidelbergCement AG	2,470	268,561
Linde AG *	3,126	765,602
ThyssenKrupp AG	7,789	245,877
		5,074,680

Real Estate - 1.6%
Vonovia SE	7,666	379,227

Telecommunication Services - 4.2%
Deutsche Telekom AG	55,459	975,868

Utilities - 2.4%
E.ON SE	37,214	392,153
RWE AG *	8,647	173,645
		565,798

TOTAL COMMON STOCKS
(Cost $19,179,092)		21,926,923

Preferred Stocks - 4.9%
Consumer Discretionary - 3.1%
Volkswagen AG (1.16%)	3,287	724,857

Consumer Staples - 1.8%
Henkel AG & Co. KGaA (1.44%)	3,063	429,651

TOTAL PREFERRED STOCKS
(Cost $1,133,953)		1,154,508

TOTAL INVESTMENTS - 99.0%
(Cost $20,313,045)		23,081,431
Other Assets in Excess of Liabilities - 1.0%		231,439
Total Net Assets - 100.0%		$23,312,870

*	Non-income producing security.

Glossary:
AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.
KGaA — Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
SE — SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation
(as of January 31, 2018)
Materials	21.8%
Consumer Discretionary	19.2
Financials	17.0
Industrials	13.8
Information Technology	10.8
Health Care	5.5
Telecommunication Services	4.2
Consumer Staples	2.7
Utilities	2.4
Real Estate	1.6
Total Investments	99.0
Other Assets in Excess of Liabilities	1.0
Net Assets	100.0%

Percentages indicated are based upon net assets.

Notes to Portfolios of Investments
January 31, 2018 (Unaudited)

Organization

Horizons ETF Trust I (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of three investment portfolios. These financial statements relate to the Horizons NASDAQ 100® Covered Call ETF, Horizons S&P 500® Covered Call ETF and Horizons DAX Germany ETF (each a “Fund” and collectively, the “Funds”), which are series of the Trust. The Funds commenced operations on December 12, 2013, June 24, 2013 and October 23, 2014, respectively.  Horizons NASDAQ 100® Covered Call ETF and Horizons DAX Germany ETF are classified as non-diversified and Horizons S&P 500® Covered Call ETF is classified as diversified, open-end, management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”).

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may not be made against each Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Securities Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. If there has been no sale or official closing price for a particular security on a particular day, one of the factors that a Fund will use to estimate the market price of that security is the midpoint of the bid/ask price of that security. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by an independent pricing service.

Fair Value Measurement

Generally accepted accounting principles in the United States of America ("GAAP") requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable fair value inputs and minimizes the use of unobservable fair value inputs by prioritizing that the most observable fair value input be used when available. Observable fair value inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable fair value inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels and methodology are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the fair value inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:
• Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including Net Asset Value for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
• Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).
The following summarizes inputs used as of January 31, 2018 in valuing the Funds’ assets and liabilities carried at fair value:

Horizons NASDAQ 100® Covered Call ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$174,276,116	$-	$-	$174,276,116
Other Financial Instruments:
Options Written*	-	(4,922,500)	-	(4,922,500)
Total	$174,276,116	$(4,922,500)	$-	$169,353,616

Horizons S&P 500® Covered Call ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$65,244,514	$-	$-	$65,244,514
Other Financial Instruments:
Options Written*	-	(266,800)	-	(266,800)
Total	$65,244,514	$(266,800)	$-	$64,977,714

Horizons DAX Germany ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$21,926,923	$-	$-	$21,926,923
Preferred Stocks	1,154,508	-	-	1,154,508
Total	$23,081,431	$-	$-	$23,081,431

Ϯ See the Portfolio of Investments for breakdown by sector.
* Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are Level 3 investments at the end of the period.  It is the Funds' policy to recognize transfers info and out of all levels at the beginning of the reporting period.  There were no transfers between levels during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               HORIZONS ETF TRUST I

By (Signature and Title) /s/ Garrett K. Paolella
Garrett K. Paolella,
President/Chief Executive Officer
(Principal Executive Officer)
Date March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett K. Paolella
Garrett K. Paolella,
President and Chief Executive Officer
(Principal Executive Officer)
Date March 16, 2018

By (Signature and Title) /s/ Christopher W. Roleke
Christopher W. Roleke,
Treasurer/Chief Financial Officer
(Principal Financial Officer)
Date March 16, 2018